Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/2012
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$147,709,577.08	0.4689193	$124,253,363.38	0.3944551	$23,456,213.71
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$606,969,577.08	0.6043949	$583,513,363.38	0.5810381	$23,456,213.71

Weighted Avg. Coupon (WAC)	4.37%		4.38%
Weighted Avg. Remaining Maturity (WARM)	43.61		42.73
Pool Receivables Balance	$692,353,104.41		$665,174,095.04
Remaining Number of Receivables	51,768		50,937

Adjusted Pool Balance	$679,707,456.66		$653,203,260.38

III. COLLECTIONS

Principal:
Principal Collections	$26,252,590.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$545,233.52
Total Principal Collections	$26,797,824.08

Interest:
Interest Collections	$2,540,331.74
Late Fees & Other Charges	$45,261.89
Interest on Repurchase Principal	$-
Total Interest Collections	$2,585,593.63

Collection Account Interest	$3,222.80
Reserve Account Interest	$657.19
Servicer Advances	$-

Total Collections	$29,387,297.70

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/2012
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$29,387,297.70
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,387,297.70

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$576,960.92		$576,960.92	$576,960.92
Collection Account Interest					$3,222.80
Late Fees & Other Charges					$45,261.89
Total due to Servicer					$625,445.61

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$76,316.61		$76,316.61
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$468,098.28		$468,098.28	$468,098.28

Available Funds Remaining:					$28,293,753.81

3. Principal Distribution Amount:					$23,456,213.71

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,456,213.71
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		23,456,213.71		$23,456,213.71
Total Noteholders Principal				$23,456,213.71

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,837,540.10

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,645,647.75
Beginning Period Amount	$12,645,647.75
Current Period Amortization	$674,813.09
Ending Period Required Amount	$11,970,834.66
Ending Period Amount	$11,970,834.66
Next Distribution Date Required Amount	$11,316,920.63

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$72,737,879.58	$69,689,897.00	$69,689,897.00
Overcollateralization as a % of Adjusted Pool	10.70%	10.67%	10.67%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/2012
Transaction Month	14
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.81%	50,330	98.53%	$655,407,850.82
30 - 60 Days	0.93%	474	1.15%	$7,654,444.34
61 - 90 Days	0.23%	115	0.28%	$1,841,499.01
91 + Days	0.04%	18	0.04%	$270,300.87
		50,937		$665,174,095.04
Total
Delinquent Receivables 61 + days past due	0.26%	133	0.32%	$2,111,799.88
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	108	0.26%	$1,782,016.64
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	116	0.28%	$2,054,829.77
Three-Month Average Delinquency Ratio	0.23%		0.29%

Repossession in Current Period		36		$656,224.65
Repossession Inventory		60		$561,217.90

Charge-Offs
Gross Principal of Charge-Off for Current Period				$926,418.81
Recoveries				$(545,233.52)
Net Charge-offs for Current Period				$381,185.29

Beginning Pool Balance for Current Period				$692,353,104.41

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.91%
Net Loss Ratio for 2nd Preceding Collection Period				0.65%
Three-Month Average Net Loss Ratio for Current Period				0.74%

Cumulative Net Losses for All Periods				$3,980,018.94
Cumulative Net Losses as a % of Initial Pool Balance				0.36%

Principal Balance of Extensions				$3,872,102.69
Number of Extensions				226

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